Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 367	$ 501
Fixed-income securities and other cash equivalents	246	449
Consolidated cash and cash equivalents	$ 613	$ 950	$ 788	$ 309